Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Fair Value of Financial Instruments

NOTE 7 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value amounts of many of Navios Partners’ financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Amounts due from related parties, short-term: The carrying amount of due from related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these receivables.

Loans receivable from affiliates: The carrying amount of the fixed rate loan approximates its fair value.

Amounts due from related parties, long-term: The carrying amount of due from related parties long-term reported in the balance sheet approximates its fair value due to the long-term nature of these receivables.

Notes receivable, net of current portion: The carrying amount of the fixed rate notes receivable approximate its fair value.

Note receivable from affiliates: The carrying amount of the long-term receivable from affiliates approximates its fair value.

Term Loan B Facility: The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness. The book value has been adjusted to reflect the net presentation of deferred finance fees.

Other long-term borrowings, net: The book value has been adjusted to reflect the net presentation of deferred finance fees. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance fees.

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$33,884	$33,884	$58,590	$58,590
Restricted cash	$1,336	$1,336	$2,865	$2,865
Amounts due from related parties, short-term	$17,936	$17,936	$28,562	$28,562
Loans receivable from affiliates	$31,840	$31,840	$27,657	$27,657
Amounts due from related parties, long-term	$38,086	$38,086	$28,880	$28,880
Notes receivable, net of current portion	$9,673	$9,673	$11,629	$11,629
Note receivable from affiliates	$4,666	$4,666	$4,525	$4,525
Term Loan B Facility, net	$(333,718)	$(338,902)	$(408,662)	$(414,352)
Other long-term borrowings, net	$(151,345)	$(153,756)	$(98,823)	$(100,513)

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2019 and December 31, 2018.

	Fair Value Measurements at June 30, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$33,884	$33,884	—	—
Restricted cash	$1,336	$1,336	—	—
Amounts due from related parties, short-term	$17,936	—	$17,936	—
Loans receivable from affiliates	$31,840	—	$31,840	—
Amounts due from related parties, long-term	$38,086	—	$38,086	—
Notes receivable, net of current portion(2)	$9,673	—	$9,673	—
Note receivable from affiliates	$4,666	—	$4,666	—
Term Loan B facility, net(1)	$ (338,902)	—	$ (338,902)	—
Other long-term borrowings, net (1)	$ (153,756)	—	$ (153,756)	—

	Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$58,590	$58,590	—	—
Restricted cash	$2,865	$2,865	—	—
Amounts due from related parties, short-term	$28,562	—	$28,562	—
Loans receivable from affiliates	$27,657	—	$27,657	—
Amounts due from related parties, long-term	$28,880	—	$28,880	—
Notes receivable, net of current portion(2)	$11,629	—	$11,629	—
Note receivable from affiliates	$4,525	—	$4,525	—
Term Loan B facility, net(1)	$ (414,352)	—	$ (414,352)	—
Other long-term borrowings, net(1)	$ (100,513)	—	$ (100,513)	—

The estimated fair value of our financial instruments that are measured at fair value on a non-recurring basis, categorized based upon the fair value hierarchy, are as follows:

	Fair Value Measurements at June 30, 2019
	Total	Level I	Level II	Level III
Vessels, net (for Navios Galaxy I)	$5,978	—	$5,978	—

	Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Vessels, net (for Navios Felicity)	$4,705	—	$4,705	—
Vessels, net (for Navios Libra II)	$4,559	—	$4,559	—

(1)The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

(2)The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.